Disclosure of additional information about mining interests (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Mining interests	$ 125,050	$ 577,920
Mining properties and leases [Member]
Statement [Line Items]
Mining interests	85,442	388,630
Land and buildings [Member]
Statement [Line Items]
Mining interests	16,466	65,442
Plant, equipment and vehicles [Member]
Statement [Line Items]
Mining interests	17,191	108,878
Construction in progress [Member]
Statement [Line Items]
Mining interests	5,951	14,970
San Dimas [Member]
Statement [Line Items]
Mining interests	124,835	428,251
San Dimas [Member] | Mining properties and leases [Member]
Statement [Line Items]
Mining interests	85,442
San Dimas [Member] | Land and buildings [Member]
Statement [Line Items]
Mining interests	16,466
San Dimas [Member] | Plant, equipment and vehicles [Member]
Statement [Line Items]
Mining interests	16,976
San Dimas [Member] | Construction in progress [Member]
Statement [Line Items]
Mining interests	5,951
Black Fox Complex [Member]
Statement [Line Items]
Mining interests	0	85,680
Black Fox Complex [Member] | Mining properties and leases [Member]
Statement [Line Items]
Mining interests	0
Black Fox Complex [Member] | Land and buildings [Member]
Statement [Line Items]
Mining interests	0
Black Fox Complex [Member] | Plant, equipment and vehicles [Member]
Statement [Line Items]
Mining interests	0
Black Fox Complex [Member] | Construction in progress [Member]
Statement [Line Items]
Mining interests	0
Cerro del Gallo [Member]
Statement [Line Items]
Mining interests	0	63,659
Cerro del Gallo [Member] | Mining properties and leases [Member]
Statement [Line Items]
Mining interests	0
Cerro del Gallo [Member] | Land and buildings [Member]
Statement [Line Items]
Mining interests	0
Cerro del Gallo [Member] | Plant, equipment and vehicles [Member]
Statement [Line Items]
Mining interests	0
Cerro del Gallo [Member] | Construction in progress [Member]
Statement [Line Items]
Mining interests	0
Corporate [Member]
Statement [Line Items]
Mining interests	215	$ 330
Corporate [Member] | Mining properties and leases [Member]
Statement [Line Items]
Mining interests	0
Corporate [Member] | Land and buildings [Member]
Statement [Line Items]
Mining interests	0
Corporate [Member] | Plant, equipment and vehicles [Member]
Statement [Line Items]
Mining interests	215
Corporate [Member] | Construction in progress [Member]
Statement [Line Items]
Mining interests	$ 0